INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DOMESTIC AND FOREIGN COMPONENTS OF LOSS BEFORE INCOME TAXES

The domestic and foreign components of loss before income taxes are as follows:

	For the Year Ended December 31,	For the Period from June 5, 2020 (date of inception) to December 31,
Domestic	$341,904	$—
Foreign	328,710	54,248
	$670,614	$54,248

SCHEDULE OF RECONCILIATION PROVISION FOR INCOME TAXES

	For the Year Ended December 31,	For the Period from June 5, 2020 (date of inception) to December 31,
	2021	2020
Federal income taxes at statutory rates	21.0%	21.0%
State and local taxes, net of federal benefit	0.3%	—%
United Kingdom income rate differential	2.0%	4.0%
Change in valuation allowance	(23.3)%	(25.0)%
	—%	—%

SCHEDULE OF DEFERRED INCOME TAX ASSETS
	December 31, 2021	December 31, 2020
Net operating loss carryforwards	$169,721	$13,562
Total deferred tax assets	169,721	13,562
Less: valuation allowance	(169,721)	(13,562)
Net deferred tax asset	$—	$—